SEGMENT AND GEOGRAPHIC INFORMATION - Geographic Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 491,592	$ 291,468	$ 403,389	$ 317,975
Property and equipment, net	58,767		47,357	37,845
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	385,259	234,439	325,716	257,786
Property and equipment, net	48,158		37,680	30,433
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	76,619	38,197	50,499	43,157
Property and equipment, net	4,358		3,050	2,279
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	18,581	13,187	20,181	12,126
Property and equipment, net	4,394		4,979	4,094
New Zealand
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	5,277	2,357	3,984	2,432
Property and equipment, net	1,857		1,648	1,039
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 5,856	$ 3,288	$ 3,009	$ 2,474